Operating Leases - Charters-in (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel contract credit_facility	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset	$ 38,161	$ 52,162
Charter hire expenses	(45,257)	$ (74,795)	$ (70,836)
Lessee, Operating Lease, Liability, Payments, Due	$ 67,914
Number of Time Charters with Option to Extend | credit_facility	1
Number of Time Charters with Option to Extend | credit_facility	1
Charter Contract Extension, Period	1 year
Short Term Lease less than 1 year
Property Subject to or Available for Operating Lease [Line Items]
Charter hire expenses	$ 0
Aframax/LR2 Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number of Options to Extend | vessel	3
Number of Options to Extend | vessel	3
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel	8	11
Charter Contract Extension, Period	1 year
Teekay Tankers | Aframax/LR2 Tankers
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	24 months	12 months
Number of Time Charters with Option to Extend | contract	1
Number of options extended for vessels chartered in | vessel	1	1
Number of Time Charters with Option to Extend | contract	1
Teekay Tankers | Aframax/LR2 Tankers | May 2024
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset		$ 8,600
Operating Lease, Liability		$ 8,600
Teekay Tankers | Ship-to-ship Support Vessel
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	6 months	12 months
Number of options extended for vessels chartered in | vessel	2	1
Teekay Tankers | Ship-to-ship Support Vessel | May 2024
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset		$ 500
Operating Lease, Liability		500
Teekay Tankers | Bunker Tanker
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset		$ 8,800
Number Of Vessels Chartered In | vessel		1
Lessee, Operating Lease, Term of Contract		54 months
Operating Lease, Liability		$ 8,800
Teekay Tankers | Suezmax, Aframax, LR2 and ship-to-ship support vessels
Property Subject to or Available for Operating Lease [Line Items]
Number of Time Charters with Option to Extend | contract	3
Number of Time Charters with Option to Extend | contract	3
Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	2 years 4 months 24 days	2 years 10 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	6.00%	6.40%
Lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Charter hire expenses	$ (27,300)	$ (45,100)
Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability	38,161
Lessee, Operating Lease, Liability, Payments, Due	41,136
Non-lease Component [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due	26,778
Non-lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Charter hire expenses	$ (18,000)	$ (29,700)